SHAREHOLDERS' EQUITY (Summary of Options Data) (Details) (Employee Stock Option [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value of options granted	$ 8.80	$ 2.17	$ 0.71
Total intrinsic value of the options exercised	$ 28,151	$ 723	$ 1,414
Total fair value of share vested	$ 5,118	$ 835	$ 517